AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER	12 Months Ended
Dec. 31, 2024
Amounts Due To Ultimate Beneficial Shareholder
AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER

14	AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER

	2024	2023
	USD	USD

Due within one year	1,142,024	5,021,638
Due after one year	12,300,650	12,300,650
Total	13,442,674	17,322,288

Except as described below, all other amounts are unsecured, interest free and repayable on demand.

As at December 31, 2024:

Included in the non-current portion, two promissory notes with an aggregate principal amounts of USD12,300,650 (2023: USD12,300,650) were unsecured, interest-free and repayable in February 2026.

Included in the current portion, a loan balance of USD257,648 was unsecured, interest bearing at 8% p.a. and repayable in December 2025. A principal amount of USD207,407 was unsecured, interest-free and repayable in December 2025.

As at December 31, 2023:

Included in the non-current portion, two promissory notes with an aggregate principal amounts of USD12,300,650 (2022: USD12,300,493) were unsecured, interest-free and repayable in February 2026.

Included in the current portion, an aggregate loan balance of USD895,645 was unsecured, interest bearing at 8% p.a. and repayable in February to March 2024. Principal amounts of USD1,217,405 were unsecured, interest-free and repayable in January to March 2024.